Income Taxes - Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Permanent book-tax differences	$ 9,861
Change in valuation allowance	(11,331)
Effect of preferential tax rate for qualified HNTE entities (1)	(2,936)
Additional deduction for research and development expenditures	(4,469)
Share-based compensation	866
PRC withholding income tax on interest income and investment income	1,943
Effective Tax Rates	$ 1,953	$ 2,145	$ 3,249
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC entities
Percent
PRC Statutory income tax rate		25.00%	25.00%
Statutory tax rates in difference between PRC and Hong Kong		(35.10%)	(2.50%)
Permanent book-tax differences (in percent)	16.50%
Change in valuation allowance	(18.90%)	(16.40%)	(14.40%)
Effect of preferential tax rate for qualified HNTE entities (1) (in percent)	4.90%
Additional deduction for research and development expenditures (in percent)	(7.50%)	(62.80%)	9.30%
Share-based compensation	1.40%	141.20%	(19.70%)
PRC withholding income tax on interest income and investment income (in percent)	3.20%
Effective Tax Rates	3.30%	30.00%	(5.70%)
PRC entities
Amount
PRC Statutory income tax rate	$ 14,961
Percent
PRC Statutory income tax rate	25.00%
Hong Kong
Amount
Statutory tax rates in difference between PRC and Hong Kong	$ (2,497)
Permanent book-tax differences	(6,840)
Change in valuation allowance	1,532
Other	$ 457
Percent
Statutory tax rates in difference between PRC and Hong Kong	(4.20%)
Permanent book-tax differences (in percent)	(11.40%)
Change in valuation allowance	2.60%
Other (in percent)	0.80%
Other foreign jurisdictions
Amount
Other	$ 406
Percent
Other (in percent)	0.70%